Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 8,647	$ 7,278
Allowance for doubtful accounts for prepayments and other current assets	$ 2,160	$ 565
Preferred stock - par value	$ 0.01	$ 0.01
Preferred stock - shares authorized	25,000,000	25,000,000
Preferred stock - shares issued	0	0
Common stock - par value	$ 0.01	$ 0.01
Common stock - shares authorized	100,000,000	100,000,000
Common stock - shares issued	41,375,461	51,382,492
Common stock - shares outstanding	39,403,822	49,410,853
Treasury stock - par value	$ 0.01	$ 0.01
Treasury stock - number of shares	1,971,639	1,971,639